Employee Benefit Plans (Components of Net Pension Expense and Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Pension [Member]
Components of net pension expense:
Estimated return on plan assets	$ (27.5)	$ (24.9)	$ (107.9)	$ (101.0)	$ (116.0)
Service cost	9.8	9.7	42.0	40.3	37.8
Interest cost	22.2	19.7	85.4	91.8	100.0
Settlement loss			0	5.9	1.1
Curtailment gain			0	1.8	0
Amortization of prior service cost (credit)	2.2	3.0	12.8	15.3	17.4
Amortization of net actuarial loss	9.8	18.0	77.8	70.3	53.3
Net Expense	16.5	25.5	110.1	124.4	93.6
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)			(216.9)	97.8	228.6
Amortization of net actuarial loss			(77.8)	(76.3)	(54.4)
Prior service credit			0.2	0.5	1.0
Amortization of prior service (cost) credit			(12.8)	(17.0)	(17.4)
Changes relating to discontinued operations			(55.5)	9.0	87.4
Total recognized in other comprehensive income			(362.8)	14.0	245.2
Total net expense and changes in plan assets and benefit obligations recognized in other comprehensive income			(252.7)	138.4	338.8
Other Post-Retirement Benefits [Member]
Components of net pension expense:
Estimated return on plan assets	0	0	0	0	0
Service cost	0.2	0.1	0.7	0.6	0.6
Interest cost	0.8	0.7	3.2	3.6	4.4
Settlement loss			0	0	0
Curtailment gain			0	0	0
Amortization of prior service cost (credit)	0	0	(0.1)	(0.1)	(0.1)
Amortization of net actuarial loss	0.1	0.2	0.9	0.5	0.4
Net Expense	1.1	1.0	4.7	4.6	5.3
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)			(5.0)	6.6	3.4
Amortization of net actuarial loss			(0.9)	(0.5)	(0.4)
Prior service credit			0	0	0
Amortization of prior service (cost) credit			0.1	0.1	0.1
Changes relating to discontinued operations			(3.0)	(5.0)	(6.7)
Total recognized in other comprehensive income			(8.8)	1.2	(3.6)
Total net expense and changes in plan assets and benefit obligations recognized in other comprehensive income			$ (4.1)	$ 5.8	$ 1.7